                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                        PLATINUM INVESTOR(SM) SURVIVOR
                         LAST SURVIVOR FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY
                          SUPPLEMENT DATED MAY 5, 2000
                                       TO
                       PROSPECTUS DATED FEBRUARY 10, 2000

Effective May 5, 2000, American General Life Insurance Company ("AGL") is amending the prospectus for the sole purpose of reflecting the name changes of the investment options made by AIM, Morgan Stanley Dean Witter, and SAFECO.

     On Page 1 of the Prospectus, the entire section beginning with "Investment Options" is deleted in its entirety and replaced with the following:

     Investment Options. The AGL declared fixed interest account is the fixed investment option for these Policies. You may also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options and change your selections from time to time:

AIM VARIABLE INSURANCE            AMERICAN GENERAL SERIES    DREYFUS VARIABLE            MFS VARIABLE INSURANCE
FUNDS                             PORTFOLIO COMPANY          INVESTMENT FUND             TRUST
 .AIM V.I. International           .International Equities    .Quality Bond Portfolio     .MFS Emerging Growth
 Equity Fund                               Fund              .Small Cap Portfolio                Series
 .AIM V.I. Value Fund              .MidCap Index Fund
                                  .Money Market Fund
                                  .Stock Index Fund


A I M Advisors, Inc.*             The Variable Annuity Life  The Dreyfus                 Massachusetts Financial
                                     Insurance Company*       Corporation*               Services Company*
-----------------------------------------------------------------------------------------------------------------
THE UNIVERSAL                    PUTNAM VARIABLE TRUST       SAFECO RESOURCE             VAN KAMPEN LIFE
INSTITUTIONAL FUNDS, INC.        .Putnam VT Diversified      SERIES TRUST                INVESTMENT TRUST
 .Equity Growth Portfolio/1/       Income Fund                .Equity Portfolio           .Strategic Stock Portfolio
 .High Yield Portfolio/2/         .Putnam VT Growth           .Growth Opportunities
                                  and Income Fund             Portfolio
                                 .Putnam VT International
                                  Growth and Income Fund
/1/Morgan Stanley Asset                                       SAFECO Asset
Management Inc.*                  Putnam Investment           Management                 Van Kampen Asset
/2/Miller Anderson &              Management, Inc.*           Company*                   Management Inc.*
Sherrerd, LLP*
-----------------------------------------------------------------------------------------------------------------

*The Investment Adviser of the investment option

ON PAGE 10 OF THE PROSPECTUS, THE ENTIRE SECTION UNDER "THE MUTUAL FUNDS' ANNUAL EXPENSES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:


THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)

                                                       FUND                                          TOTAL FUND
                                                    MANAGEMENT                  OTHER FUND           OPERATING
                                                   FEES (AFTER              OPERATING EXPENSES    EXPENSES (AFTER
                                                     EXPENSE       12B-1      (AFTER EXPENSE          EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)    FEES      REIMBURSEMENT)       REIMBURSEMENT)
-----------------------------------------------   --------------   ------   -------------------   ----------------

   The following funds of AIM VARIABLE
   INSURANCE FUNDS:/1/
         AIM V.I. International Equity Fund            0.75%                          0.16%              0.91%
         AIM V.I. Value Fund                           0.61%                          0.05%              0.66%

   The following funds of AMERICAN
   GENERAL SERIES PORTFOLIO COMPANY:/1/
   International Equities Fund                         0.35%                          0.05%              0.40%
   MidCap Index Fund                                   0.32%                          0.04%              0.36%
   Money Market Fund                                   0.50%                          0.04%              0.54%
         Stock Index Fund                              0.27%                          0.04%              0.31%

    The following funds of DREYFUS VARIABLE
    INVESTMENT FUND:/1/
         Quality Bond Portfolio                        0.65%                          0.08%              0.73%
         Small Cap Portfolio                           0.75%                          0.02%              0.77%

   The following series of MFS VARIABLE
   INSURANCE TRUST:/1/
         MFS Emerging Growth Series                    0.75%                          0.10%              0.85%

   The following portfolios of THE UNIVERSAL
   INSTITUTIONAL FUNDS, INC.:/1/
         Equity Growth Portfolio /2/                   0.09%                          0.76%              0.85%
         High Yield Portfolio /2/                      0.15%                          0.65%              0.80%


                                                       FUND                                          TOTAL FUND
                                                    MANAGEMENT                  OTHER FUND           OPERATING
                                                   FEES (AFTER              OPERATING EXPENSES    EXPENSES (AFTER
                                                     EXPENSE       12B-1      (AFTER EXPENSE          EXPENSE
                 NAME OF FUND                     REIMBURSEMENT)    FEES      REIMBURSEMENT)       REIMBURSEMENT)
-----------------------------------------------   --------------   ------   -------------------   ----------------
The following portfolios of PUTNAM
VARIABLE TRUST: Class "IB" Funds:
   Putnam VT Diversified Income Fund /3/                   0.50%    0.11%                 0.08%              0.69%
   Putnam VT Growth and Income Fund /3/                    0.35%    0.11%                 0.03%              0.49%
   Putnam VT International Growth                          0.59%    0.11%                 0.14%              0.84%
         and Income Fund /3/

The following portfolios of SAFECO
RESOURCE SERIES TRUST:/1/
   Equity Portfolio                                        0.74%                          0.04%              0.78%
   Growth Opportunities Portfolio                          0.74%                          0.06%              0.80%

The following portfolio of VAN KAMPEN
LIFE INVESTMENT TRUST /1/
   Strategic Stock Portfolio /2/                           0.00%                          0.65%              0.65%

/1/The Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL. The fees do not have a direct relationship to the Mutual Funds' Annual Expenses, and do not increase the amount of charges you pay under your Policy. (See "Certain arrangements.")

/2/For the Funds indicated, management fees and other expenses as shown for fiscal year 1998 would have been the percentages shown below without certain voluntary expense reimbursements from the investment adviser. Current and future fees and expenses may vary from the fiscal year 1998 fees and expenses.


                                    Management      Other          Total
                                       Fees       Expenses    Annual Expenses
                                    -----------   ---------   ----------------
  THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
      Equity Growth Portfolio           0.55%       0.76%         1.31%
      High Yield Portfolio              0.50%       0.65%         1.15%
VAN KAMPEN LIFE INVESTMENT
  TRUST
     Strategic Stock Portfolio          0.50%       0.75%         1.25%

No other Funds received any such reimbursements.

/3/The prospectus for Putnam Variable Trust under "Distribution plan" discusses this 12b-1 fee.